SHARE CAPITAL	12 Months Ended
Dec. 31, 2011
Share Capital [Abstract]
SHARE CAPITAL	9. SHARE CAPITAL
(in $)	2011	2010
Authorized share capital:
2 shares of $500 each	1,000	1,000

Issued and outstanding share capital:
2 shares of $500 each	1,000	1,000